VIA ELECTRONIC FILING

August 15, 2003

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

Attention: Division of Investment Management

RE: Merrill Lynch Healthcare Fund, Inc.
Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A (Securities Act File No. 2-80150, Investment Company
Act File No. 811-3595)

Ladies and Gentlemen:

	Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Merrill Lynch Healthcare Fund, Inc. (the "Fund") hereby certifies that:

(1) the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 27 to the Fund's Registration Statement on Form N-1A; and

(2) the text of Post-Effective Amendment No. 27 to the Fund's Registration Statement on Form N-1A was filed electronically with the Securities and
Exchange Commission on August 13, 2003

Very truly yours,

Merrill Lynch Healthcare Fund, Inc.

/s/ Phillip S. Gillespie

Phillip S. Gillespie
Secretary of Fund